Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Recorded in the Balance Sheet at Fair Value (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	$ 1,152,065		$ 826,980	$ 3,846,319
Balance, beginning of year	826,980	$ 3,846,319	3,846,319	1,045,905
Initial recognition of derivative liability	0		1,321,860	285,349
Settled in Series C-2 preferred stock	0		(3,081,912)	0
Change in fair value of derivative liabilities	325,085	$ (337,497)	(1,259,287)	2,515,065
Balance, end of year	1,152,065		826,980	3,846,319
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	0		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	0		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	$ 1,152,065		$ 826,980	$ 3,846,319